Leases	6 Months Ended
Jun. 30, 2019
LEASES [Abstract]
LEASES

NOTE 14: LEASES

On January 1, 2019, the Company adopted ASC 842. ASC 842 revises the accounting for leases. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The new lease standard will continue to classify leases as either financing or operating, with classification affecting the pattern of expense recognition. The accounting applied by a lessor under the new guidance will be substantially equivalent to current lease accounting guidance.

The following are the type of contracts that fall under ASC 842:

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. The Company determined that all time charter contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company does not have substantive substitution rights; and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

The transition guidance associated with ASC 842 allows for certain practical expedients to the lessors. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time.

As a result of the adoption of these standards, there was no effect on the Company’s opening retained earnings, consolidated balance sheets and consolidated statements of comprehensive (loss)/income.

Time charter in contracts

As of June 30, 2019, Navios Holdings had time charter-in contracts whose remaining lease terms ranged from 0.1 years to 7.1 years. Certain operating leases have optional periods. Based on management estimates and market conditions, the lease term of these leases is being assessed at each balance sheet date. Regarding leases that have not yet commenced refer to Note 7. The Company will continue to recognize the lease payments for all operating leases as charter hire expense on the consolidated statements of comprehensive (loss)/income on a straight-line basis over the lease term.

Land lease agreements

As of June 30, 2019, Navios Logistics had land lease agreements whose remaining lease terms range from 46.7 years to 47.1 years.

Office lease agreements

As of June 30, 2019, Navios Holdings and Navios Logistics had office lease agreements whose remaining lease terms ranged from 0.3 years to 15.4 years and from 0.7 years to 4.3 years, respectively.

Under ASC 842, leases are classified as either finance or operating arrangements, with such classification affecting the pattern and classification of expense recognition in an entity’s income statement. For operating leases, ASC 842 requires recognition in an entity’s income statement of a single lease expense, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Right-of-use assets represent a right to use an underlying asset for the lease term and the related lease liability represents an obligation to make lease payments pursuant to the contractual terms of the lease agreement.

In connection with its adoption of ASC 842, the Company elected the “package of 3” practical expedients permitted under the transition guidance based on which the Company is allowed to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

Additionally, the Company elected the practical expedient allowed under the transition guidance of ASC 842 to not separate the lease and non-lease components related to a lease contract and to account for them as a single lease component for the purposes of the recognition and measurement requirements of ASC 842.

Prior to January 1, 2019, the Company recognized lease expense in accordance with then-existing U.S. GAAP (“prior GAAP”). Because both ASC 842 and prior GAAP generally recognize operating lease expense on a straight-line basis over the term of the lease arrangement and the Company only has operating lease arrangements, there were no differences between the timing and amount of lease expense recognized under the two accounting methodologies.

	Drybulk Vessel Operations June 30, 2019	Drybulk Vessel Operations January 1, 2019	Logistics Business June 30, 2019	Logistics Business January 1, 2019	Total June 30, 2019	Total January 1, 2019
Operating lease assets
Charter-in contracts (1)	$314,148	$342,353	$—	$—	$314,148	$342,353
Land lease agreements	—	—	7,542	7,427	7,542	7,427
Office lease agreements	12,644	12,453	1,513	1,619	14,157	14,072
Total	$326,792	$354,806	$9,055	$9,046	$335,847	$363,852
Operating lease liabilities, current portion (2)
Charter-in contracts	$91,268	$89,236	$—	$—	$91,268	$89,236
Land lease agreements	—	—	(227)	535	(227)	535
Office lease agreements	780	1,230	667	584	1,447	1,814
Total	$92,048	$90,466	$440	$1,119	$92,488	$91,585
Operating lease liabilities, net of current portion (2)
Charter-in contracts	$235,360	$267,301	$—	$—	$235,360	$267,301
Land lease agreements	—	—	7,769	6,892	7,769	6,892
Office lease agreements	12,094	11,223	850	1,035	12,944	12,258
Total	$247,454	$278,524	$8,619	$7,927	$256,073	$286,451

(1)

On January 1, 2019, operating lease assets were adjusted for $14,184 representing the balance of the carrying amount of the liabilities regarding straight line and the provision for losses on the time charters and voyages in progress recognized in the consolidated balance sheet as of December 31, 2018.

(2)	Based on the net present value of the remaining charter-in and rental payments for existing operating leases.

At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts and office lease agreements that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applied the respective incremental borrowing rates to each lease based on the remaining lease term of the specific lease. Navios Holdings’ and Navios Logistics’ incremental borrowing rates upon adoption were 8.25% and 7.25%, respectively. As of June 30, 2019, Navios Holdings’ incremental borrowing rate was 8.29%.

The tables below present the components of the Company’s lease expense for the three and six month periods ended June 30, 2019 and 2018:

	Drybulk Vessel Operations Three Month Period Ended June 30, 2019	Logistics Business Three Month Period Ended June 30, 2019	Total
Lease expense for charter-in contracts	$29,182	$—	$29,182
Lease expense for land lease agreements	—	135	135
Lease expense for office lease agreements	660	166	826
Total	$29,842	$301	$30,143

	Drybulk Vessel Operations Three Month Period Ended June 30, 2018	Logistics Business Three Month Period Ended June 30, 2018	Total
Lease expense for charter-in contracts	$32,884	$—	$32,884
Lease expense for land lease agreements	—	78	78
Lease expense for office lease agreements	563	177	740
Total	$33,447	$255	$33,702

	Drybulk Vessel Operations Six Month Period Ended June 30, 2019	Logistics Business Six Month Period Ended June 30, 2019	Total
Lease expense for charter-in contracts	$60,398	$—	$60,398
Lease expense for land lease agreements	—	271	271
Lease expense for office lease agreements	1,464	340	1,804
Total	$61,862	$611	$62,473

	Drybulk Vessel Operations Six Month Period Ended June 30, 2018	Logistics Business Six Month Period Ended June 30, 2018	Total
Lease expense for charter-in contracts	$63,134	$—	$63,134
Lease expense for land lease agreements	—	153	153
Lease expense for office lease agreements	1,094	351	1,445
Total	$64,228	$504	$64,732

Lease expenses for charter-in contracts are included in the consolidated statement of comprehensive (loss)/ income within the caption “Time charter, voyage and logistics business expenses”. Lease expenses for office lease agreements and land lease agreements are included in the consolidated statement of comprehensive (loss)/income within the caption “General and administrative expenses”

The Company entered into new lease liabilities amounting to $18,110 during the six month period ended June 2019.

The table below provides the total amount of lease payments on an undiscounted basis on our chartered-in contracts office lease agreements and land lease agreements as of June 30, 2019:

	Charter-in vessels in operation	Land Leases	Office space
June 30, 2020	$116,073	$556	$2,679
June 30, 2021	97,387	556	2,385
June 30, 2022	64,882	556	2,186
June 30, 2023	47,892	556	2,337
June 30, 2024	36,116	556	1,988
June 30, 2025 and thereafter	27,435	23,280	8,880
Total	$389,785	$26,060	$20,455
Operating lease liabilities, including current portion	$326,628	$7,542	$14,391
Discount based on incremental borrowing rate	$63,157	$18,518	$6,064

As of June 30, 2019, the weighted average remaining lease terms on our charter-in contracts, office lease agreements and land leases are 4.2 years, 8.3 years and 46.8 years, respectively.

As of December 31, 2018, the Company’s future minimum commitments, net of commissions under chartered-in vessels and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2019	$114,668	$5,165	$2,652
2020	100,829	14,261	1,961
2021	72,826	15,391	1,590
2022	47,695	15,119	1,750
2023	38,986	14,298	1,655
2024 and thereafter	42,685	58,389	7,346
Total	$417,689	$122,623	$16,954